DEFERRED OFFERING COSTS (Tables)	12 Months Ended
May 31, 2026
Deferred Offering Costs
SCHEDULE OF DEFERRED OFFERING COSTS	Deferred offering costs consisted of the following:
	As of May 31,
	2026	2025
Legal fee	204,345	-
Professional advisor fees	166,411	-
FINRA filing fees	3,074	-
	373,830	-